Cover	Oct. 28, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 28, 2026
Entity File Number	000-56163
Entity Registrant Name	FS Credit Real Estate Income Trust, Inc.
Entity Central Index Key	0001690536
Entity Tax Identification Number	81-4446064
Entity Incorporation, State or Country Code	MD
Entity Address, Address Line One	3025 JFK Boulevard, OFC 500
Entity Address, City or Town	Philadelphia
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19104
City Area Code	215
Local Phone Number	495-1150
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false